Note 4 - Real Estate Assets 1 (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes Tables
Schedule of Real Estate Properties [Table Text Block]
Property Name	Date Acquired	Location	Real estate assets, net (in thousands)
Garden Gateway Plaza (1)	March 2007	Colorado Springs, Colorado	$11,445
World Plaza (1)	September 2007	San Bernardino, California	9,271
Executive Office Park (2)	July 2008	Colorado Springs, Colorado	7,623
Waterman Plaza	August 2008	San Bernardino, California	4,000
Genesis Plaza	August 2010	San Diego, California	8,947
Dakota Center	May 2011	Fargo, North Dakota	8,724
Grand Pacific Center	March 2014	Bismarck, North Dakota	5,823
Arapahoe Center	December 2014	Centennial, Colorado	9,492
Union Town Center	December 2014	Colorado Springs, Colorado	9,482
West Fargo Industrial	August 2015	West Fargo, North Dakota	7,136
300 N.P.	August 2015	Fargo, North Dakota	3,336
Research Parkway	August 2015	Colorado Springs, Colorado	2,473
One Park Center	August 2015	Westminster, Colorado	8,789
Highland Court	August 2015	Centennial, Colorado	11,136
Shea Center II	December 2015	Highlands Ranch, Colorado	21,470
Presidio Property Trust, Inc. properties			129,147
Model Home properties (3)	2014-2020	AZ, FL, IL, PA, TX, WI	47,369
Total real estate assets and lease intangibles, net			$176,516

			Real estate assets, net (in thousands)
Property Name	Acquired	Location	2019	2018
Garden Gateway Plaza (1)	March 2007	Colorado Springs, Colorado	$11,428	$11,166
World Plaza (1)	September 2007	San Bernardino, California	8,305	6,180
Executive Office Park	July 2008	Colorado Springs, Colorado	7,723	7,976
Waterman Plaza	August 2008	San Bernardino, California	4,889	4,977
Morena Office Center (2)	January 2009	San Diego, California	—	4,716
Genesis Plaza	August 2010	San Diego, California	8,789	8,449
Dakota Center	May 2011	Fargo, North Dakota	8,855	9,139
The Presidio (3)	November 2012	Aurora, Colorado	—	6,499
Grand Pacific Center	March 2014	Bismarck, North Dakota	5,914	5,814
Union Terrace (1)	August 2014	Lakewood, Colorado	8,425	7,983
Centennial Tech Center (1) (4)	December 2014	Colorado Springs, Colorado	13,132	12,960
Arapahoe Center	December 2014	Centennial, Colorado	9,748	10,251
Union Town Center	December 2014	Colorado Springs, Colorado	9,612	9,904
West Fargo Industrial	August 2015	Fargo, North Dakota	7,212	7,243
300 N.P.	August 2015	Fargo, North Dakota	3,405	3,543
Research Parkway	August 2015	Colorado Springs, Colorado	2,512	2,589
One Park Centre	August 2015	Westminster, Colorado	8,518	8,453
Highland Court	August 2015	Centennial, Colorado	11,421	11,845
Shea Center II	December 2015	Highlands Ranch, Colorado	21,853	22,658
Office/Industrial and Retail Properties			151,741	162,345
Model Home Properties	2012 - 2019	AZ, CA, FL, IL, NC, NJ, PA, SC, TX, UT	48,466	48,763
	Total real estate assets and lease intangibles held for investment, net		$200,207	$211,108

Office/Industrial and Retail Properties [Member]
Notes Tables
Lessor, Operating Lease, Payment to be Received, Fiscal Year Maturity [Table Text Block]
2020	$16,907,553
2021	13,535,430
2022	10,425,658
2023	7,043,128
2024	5,336,123
Thereafter	5,428,467
Totals	$58,676,359
2020	$3,016,320
2021	1,047,924
$4,064,244